SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Titan Trucking LLC [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment , gross	$ 6,741,605	$ 4,103,087
Less: accumulated depreciation	(1,097,664)	(942,908)
Net book value	5,643,941	3,160,179
Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	1,397,311
Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	4,086,968	2,213,265
Trailers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	1,197,357	1,829,853
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	40,380	40,380
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	$ 19,589	$ 19,589